Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Government Fund
Supplement	ck0000787441_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

Supplement dated June 23, 2017 (“Supplement”) to:

MainStay Cushing® Funds Prospectus, Summary Prospectuses and Statement of Additional Information,

each dated March 31, 2017, as supplemented

MainStay Equity Funds, MainStay Income and Mixed Asset Funds, MainStay Target Date Funds and

MainStay Asset Allocation Funds Prospectuses, Summary Prospectuses and Statement of Additional Information,

each dated February 28, 2017, as supplemented;

and

MainStay Absolute Return Multi-Strategy Fund and MainStay Tax Advantaged Short Term Bond Fund Prospectuses,

Summary Prospectuses and Statement of Additional Information,
each dated August 29, 2016, as supplemented

(collectively, the “Funds”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

Effective August 1, 2017 for all Funds, except MainStay Tax Advantaged Short Term Bond Fund

For purchases of Class A and Investor Class shares of each MainStay Fund made without an initial sales charge on or after August 1, 2017, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase.

Effective August 1, 2017 for the MainStay Tax Advantaged Short Term Bond Fund

For purchases of Class A and Investor Class shares of the MainStay Tax Advantaged Short Term Bond Fund made without an initial sales charge on or after August 1, 2017, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase.

All Funds

For purchases of Class A and Investor Class shares of any MainStay Fund made without an initial sales charge on or before July 31, 2017, a different deferred sales charge arrangement applies. Please see the applicable Prospectus, Summary Prospectus and Statement of Additional Information for details about these different contingent deferred sales charge arrangements and for additional details about when a contingent deferred sales charge may apply for purchases of Class A and Investor Class shares.

Supplement Closing	ck0000787441_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.